Assets and liabilities held for sale - Balance sheet presentation (Details) $ in Millions	Sep. 30, 2021 AUD ($)
Assets and liabilities held for sale
Total assets held for sale	$ 4,188
Total liabilities held for sale	837
Assets and liabilities held for sale
Assets and liabilities held for sale
Total assets held for sale	4,188
Total liabilities held for sale	837
Assets and liabilities held for sale | Other financial liabilities
Assets and liabilities held for sale
Total liabilities held for sale	28
Assets and liabilities held for sale | Current tax liabilities
Assets and liabilities held for sale
Total liabilities held for sale	14
Assets and liabilities held for sale | Life insurance liabilities
Assets and liabilities held for sale
Total liabilities held for sale	447
Assets and liabilities held for sale | Provisions
Assets and liabilities held for sale
Total liabilities held for sale	35
Assets and liabilities held for sale | Deferred tax liabilities
Assets and liabilities held for sale
Total liabilities held for sale	44
Assets and liabilities held for sale | Other liabilities
Assets and liabilities held for sale
Total liabilities held for sale	269
Assets and liabilities held for sale | Cash and balances with central banks
Assets and liabilities held for sale
Total assets held for sale	7
Assets and liabilities held for sale | Loans
Assets and liabilities held for sale
Total assets held for sale	1,015
Assets and liabilities held for sale | Other financial assets
Assets and liabilities held for sale
Total assets held for sale	19
Assets and liabilities held for sale | Life insurance assets
Assets and liabilities held for sale
Total assets held for sale	2,972
Assets and liabilities held for sale | Deferred tax assets
Assets and liabilities held for sale
Total assets held for sale	8
Assets and liabilities held for sale | Other assets
Assets and liabilities held for sale
Total assets held for sale	167
Parent Entity
Assets and liabilities held for sale
Total assets held for sale	1,015
Total liabilities held for sale	10
Parent Entity | Assets and liabilities held for sale
Assets and liabilities held for sale
Total assets held for sale	1,015
Total liabilities held for sale	10
Parent Entity | Assets and liabilities held for sale | Other financial liabilities
Assets and liabilities held for sale
Total liabilities held for sale	3
Parent Entity | Assets and liabilities held for sale | Provisions
Assets and liabilities held for sale
Total liabilities held for sale	7
Parent Entity | Assets and liabilities held for sale | Loans
Assets and liabilities held for sale
Total assets held for sale	$ 1,015